Schedule of liabilities related to other benefits (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Medical Plan [Member]
IfrsStatementLineItems [Line Items]
Present value of actuarial liabilities	R$ 195,345	R$ 185,802
Net actuarial liabilities	195,345	185,802
Beginning balance of present value of actuarial liabilities	185,802	187,274
Interest on actuarial liabilities	13,694	13,586
Past service costs	40,800
Benefits paid directly by the Company	(9,008)	(7,122)
Business combination	2,081
Actuarial (gains) losses - experience	(6,892)	1,167
Actuarial (gains) losses - demographic hypothesis	(6,403)	13,462
Actuarial losses - economic hypothesis	(24,729)	(22,565)
Net defined benefit liability (asset) at end of period	195,345	185,802
Medical Plan [Member] | Present value of defined benefit obligation [member]
IfrsStatementLineItems [Line Items]
Interest on actuarial liabilities	(13,694)	(13,586)
Past service costs	(40,800)
Benefits paid directly by the Company	9,008	7,122
Contributions of the sponsor	(9,008)	(7,122)
Actuarial gains (losses)	38,024	7,936
Cost recognizzed in statement of income	(54,494)	(13,586)
Current service costs	(551)
Interest on actuarial liabilities	(16,805)	(13,975)
Estimated costs for the next year	(17,356)	(13,975)
F G T S Penalty [Member]
IfrsStatementLineItems [Line Items]
Present value of actuarial liabilities	53,881	282,229
Net actuarial liabilities	53,881	282,229
Beginning balance of present value of actuarial liabilities	282,229	247,485
Interest on actuarial liabilities	15,711	13,993
Current service costs	14,833	12,718
Past service costs	(135,180)
Benefits paid directly by the Company	(6,173)	(4,225)
Actuarial (gains) losses - experience	991	14,725
Actuarial (gains) losses - demographic hypothesis	(91,531)	10,195
Actuarial losses - economic hypothesis	(26,999)	(12,662)
Net defined benefit liability (asset) at end of period	53,881	282,229
F G T S Penalty [Member] | Present value of defined benefit obligation [member]
IfrsStatementLineItems [Line Items]
Interest on actuarial liabilities	(15,711)	(13,993)
Current service costs	(14,833)	(12,718)
Past service costs	135,180
Benefits paid directly by the Company	6,173	4,225
Contributions of the sponsor	(6,173)	(4,225)
Actuarial gains (losses)	117,539	(12,258)
Cost recognizzed in statement of income	104,636	(26,711)
Current service costs	(2,480)	(14,833)
Interest on actuarial liabilities	(4,071)	(15,711)
Estimated costs for the next year	(6,551)	(30,544)
Award For Length Of Service [Member]
IfrsStatementLineItems [Line Items]
Present value of actuarial liabilities	98,474	108,908
Net actuarial liabilities	98,474	108,908
Beginning balance of present value of actuarial liabilities	108,908	103,284
Interest on actuarial liabilities	6,656	6,275
Current service costs	6,319	5,741
Benefits paid directly by the Company	(15,163)	(13,887)
Actuarial (gains) losses - experience	10,853	10,759
Actuarial (gains) losses - demographic hypothesis	(7,125)	5,717
Actuarial losses - economic hypothesis	(11,974)	(8,981)
Net defined benefit liability (asset) at end of period	98,474	108,908
Award For Length Of Service [Member] | Present value of defined benefit obligation [member]
IfrsStatementLineItems [Line Items]
Interest on actuarial liabilities	(6,656)	(6,275)
Current service costs	(6,319)	(5,741)
Benefits paid directly by the Company	15,163	13,887
Contributions of the sponsor	(15,163)	(13,887)
Immediate recognition of reduction	8,246	(7,495)
Cost recognizzed in statement of income	(4,729)	(19,511)
Current service costs	(5,221)	(6,319)
Interest on actuarial liabilities	(7,997)	(6,656)
Estimated costs for the next year	(13,218)	(12,975)
Other [Member]
IfrsStatementLineItems [Line Items]
Present value of actuarial liabilities	203,202	199,616
Net actuarial liabilities	203,202	199,616
Beginning balance of present value of actuarial liabilities	199,616	151,431
Interest on actuarial liabilities	10,377	8,883
Current service costs	23,375	23,174
Past service costs	15,847
Benefits paid directly by the Company	(19,739)	(18,902)
Business combination	286
Actuarial (gains) losses - experience	9,289	10,548
Actuarial (gains) losses - demographic hypothesis	(13,165)	1,535
Actuarial losses - economic hypothesis	(11,396)	4,778
Net defined benefit liability (asset) at end of period	203,202	199,616
Other [Member] | Present value of defined benefit obligation [member]
IfrsStatementLineItems [Line Items]
Interest on actuarial liabilities	(10,377)	(8,883)
Current service costs	(23,375)	(23,174)
Past service costs	(15,847)
Actuarial gains (losses)	15,272	(16,861)
Exchange variation	3,002	2,246
Cost recognizzed in statement of income	(49,599)	(32,057)
Current service costs	(20,720)	(22,021)
Interest on actuarial liabilities	(12,646)	(11,217)
Estimated costs for the next year	(33,366)	(33,238)
Others [Member] | Present value of defined benefit obligation [member]
IfrsStatementLineItems [Line Items]
Benefits paid directly by the Company	19,739	18,902
Contributions of the sponsor	R$ (19,739)	R$ (18,902)